INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
INVENTORIES
INVENTORIES

4. INVENTORIES

        Inventories are stated at the lower of cost or market, with cost determined using last-in first-out ("LIFO"), first-in first-out, and average costs methods for different components of inventory. Inventories consisted of the following (dollars in millions):

	September 30, 2012	December 31, 2011
Raw materials and supplies	$471	$374
Work in progress	96	92
Finished goods	1,314	1,162

Total	1,881	1,628
LIFO reserves	(74)	(89)

Net	$1,807	$1,539

        For September 30, 2012 and December 31, 2011, approximately 10% and 12%, respectively, of inventories were recorded using the LIFO cost method.

        In the normal course of operations we, at times, exchange raw materials and finished goods with other companies for the purpose of reducing transportation costs. The net nonmonetary open exchange positions are valued at cost. The amounts included in inventory under nonmonetary open exchange agreements receivable by us as of September 30, 2012 and December 31, 2011 were $12 million and $3 million, respectively. Other open exchanges are settled in cash and result in a net deferred profit margin. The amount payable under these open exchange agreements as of September 30, 2012 and December 31, 2011 was $2 million and nil, respectively.

4. INVENTORIES

        Inventories consisted of the following (dollars in millions):

	December 31,
	2011	2010
Raw materials and supplies	$374	$321
Work in progress	92	99
Finished goods	1,162	1,043

Total	1,628	1,463
LIFO reserves	(89)	(67)

Net	$1,539	$1,396

        As of both December 31, 2011 and 2010, approximately 12% of inventories were recorded using the LIFO cost method.

        In the normal course of operations we, at times, exchange raw materials and finished goods with other companies for the purpose of reducing transportation costs. The net non-monetary open exchange positions are valued at cost. The amounts included in inventory under non-monetary open exchange agreements receivable by us for both December 31, 2011 and 2010 were $3 million. Other open exchanges are settled in cash and result in a net deferred profit margin. The amounts under these open exchange agreements for both December 31, 2011 and 2010 were nil.